Loans And Leases	12 Months Ended
Dec. 31, 2019
Loans And Leases [Abstract]
Loans And Leases

NOTE 4 – LOANS AND LEASES

The following table presents the recorded investment in loans and leases by portfolio segment.  The recorded investment in loans and leases includes the principal balance outstanding adjusted for purchase premiums and discounts, and deferred loan fees and costs.

	December 31, 2019	December 31, 2018
Commercial (1)	$170,646	$126,887
Real estate:
Single-family residential	120,256	118,386
Multi-family residential	39,229	47,651
Commercial	247,543	173,435
Construction	67,652	61,792
Consumer:
Home equity lines of credit	20,941	23,961
Other	4,174	5,583
Subtotal	670,441	557,695
Less: ALLL	(7,138)	(7,012)
Loans and Leases, net	$663,303	$550,683

(1)	Includes $4,779 and $5,403 of commercial leases at December 31, 2019 and December 31, 2018, respectively.

Mortgage Purchase Program:

CFBank has participated in a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation, since December 2012.  Pursuant to the terms of a participation agreement, CFBank purchases participation interests in loans made by Northpointe related to fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S.  The underlying loans are individually (MERS) registered loans which are held until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions.  This process on average takes approximately 14 days.  Given the short-term holding period of the underlying loans, common credit risks (such as past due, impairment and TDR, nonperforming, and nonaccrual classification) are substantially reduced.  Therefore, no allowance is allocated by CFBank to these loans.  These loans are 100% risk rated for CFBank capital adequacy purposes.  Under the participation agreement, CFBank agrees to purchase a 95% ownership/participation interest in each of the aforementioned loans, and Northpointe maintains a 5% ownership interest in each loan it participates.  At December 31, 2019 and 2018, CFBank held $26,046 and $36,845, respectively, of such loans which have been included in single-family residential loan totals above.

Allowance for Loan and Lease Losses:

The ALLL is a valuation allowance for probable incurred credit losses in the loan and lease portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan and lease losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the years ended December 31, 2019 and 2018:

	December 31, 2019
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012
Addition to (reduction in) provision for loan losses	235	(120)	(165)	225	20	(195)	-	-
Charge-offs	-	-	-	-	-	-	(36)	(36)
Recoveries	-	7	-	105	-	50	-	162
Ending balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138

	December 31, 2018
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970
Addition to (reduction in) provision for loan losses	(167)	131	(48)	131	67	(209)	95	-
Charge-offs	-	(6)	-	-	-	-	-	(6)
Recoveries	2	24	-	-	-	22	-	48
Ending balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2019:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$1	$-	$33	$-	$-	$-	$35
Collectively evaluated for impairment	2,053	947	447	2,571	759	265	61	7,103
Total ending allowance balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138

Loans:
Individually evaluated for impairment	$85	$107	$-	$4,420	$-	$-	$-	$4,612
Collectively evaluated for impairment	170,561	120,149	39,229	243,123	67,652	20,941	4,174	665,829
Total ending loan balance	$170,646	$120,256	$39,229	$247,543	$67,652	$20,941	$4,174	$670,441

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2018:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$22	$-	$-	$-	$22
Collectively evaluated for impairment	1,819	1,061	612	2,252	739	410	97	6,990
Total ending allowance balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

Loans:
Individually evaluated for impairment	100	$110	$-	$2,951	$-	$-	$-	$3,161
Collectively evaluated for impairment	126,787	118,276	47,651	170,484	61,792	23,961	5,583	554,534
Total ending loan balance	$126,887	$118,386	$47,651	$173,435	$61,792	$23,961	$5,583	$557,695

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2019. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2019 totaled $168.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$-	$-	$-	$111	$6
Total with no allowance recorded	-	-	-	111	6

With an allowance recorded:
Commercial	85	85	1	92	-
Real estate:
Single-family residential	107	107	1	108	6
Commercial:
Non-owner occupied	4,420	4,420	33	4,194	154
Total with an allowance recorded	4,612	4,612	35	4,394	160
Total	$4,612	$4,612	$35	$4,505	$166

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2018. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2018 totaled $192.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$379	$125	$-	$130	$21
Total with no allowance recorded	379	125	-	130	21

With an allowance recorded:
Commercial (1)	100	100	-	185	4
Real estate:
Single-family residential (1)	110	110	-	113	6
Commercial:
Non-owner occupied	2,826	2,826	22	2,837	157
Owner occupied	-	-	-	131	7
Total with an allowance recorded	3,036	3,036	22	3,266	174
Total	$3,415	$3,161	$22	$3,396	$195

(1)	Allowance recorded is less than $1 resulting in rounding to zero

The following table presents the recorded investment in nonperforming loans by class of loans as of December 31, 2019 and 2018:

	2019	2018
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	85	100
Real estate:
Single-family residential	550	167
Commercial:
Non-owner occupied	1,689	-
Consumer:
Home equity lines of credit:
Originated for portfolio	36	-
Purchased for portfolio	79	89
Other consumer	-	21
Total nonaccrual	2,439	377
Total nonperforming loans	$2,439	$377

Nonaccrual loans include both single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2019 or December 31, 2018.

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2019:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$71	$-	$71	$170,575	$85
Real estate:
Single-family residential	2,453	261	426	3,140	117,116	124
Multi-family residential	-	-	-	-	39,229	-
Commercial:
Non-owner occupied	-	-	1,689	1,689	138,762	-
Owner occupied	-	-	-	-	81,871	-
Land	-	-	-	-	25,221	-
Construction	304	-	-	304	67,348	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	22	22	20,713	14
Purchased for portfolio	-	-	-	-	206	79
Other	-	-	-	-	4,174	-
Total	$2,757	$332	$2,137	$5,226	$665,215	$302

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2018:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$126,887	$100
Real estate:
Single-family residential	597	-	23	620	117,766	144
Multi-family residential	-	-	-	-	47,651	-
Commercial:
Non-owner occupied	-	-	-	-	122,465	-
Owner occupied	-	-	-	-	43,087	-
Land	-	-	-	-	7,883	-
Construction	-	-	-	-	61,792	-
Consumer:
Home equity lines of credit:
Originated for portfolio	474	-	-	474	23,119	-
Purchased for portfolio	-	33	-	33	335	89
Other	-	-	21	21	5,562	-
Total	$1,071	$33	$44	$1,148	$556,547	$333

Troubled Debt Restructurings (TDRs):

From time to time, the terms of certain loans are modified as TDRs, where concessions are granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

As of December 31, 2019 and December 31, 2018, TDR’s totaled $2,923 and $3,161, respectively.  The Company allocated $22 and $22 of specific reserves to loans modified in TDRs as of December 31, 2019 and 2018, respectively. The Company had not committed to lend any additional amounts as of December 31, 2019 or 2018 to customers with outstanding loans that were classified as nonaccrual TDRs.

There were no loans modified as a TDR during the years ended December 31, 2019 and December 31, 2018.

The TDRs described above resulted in no charge-offs during the years ended December 31, 2019 and December 31, 2018.

There were no TDR’s that went into payment default during the years ended December 31, 2019 and December 31, 2018.

The terms of certain other loans were modified during the years ended December 31, 2019 and 2018 that did not meet the definition of a TDR. These loans had a total recorded investment of $56,676 and $64,898 as of December 31, 2019 and 2018, respectively.  The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing.  At December 31, 2019 and 2018, nonaccrual TDRs were as follows:

	2019	2018
Commercial	$85	$100
Total	$85	$100

Nonaccrual loans at December 31, 2019 and 2018 did not include $2,838 and $3,061, respectively, of TDRs where customers have established a sustained period of repayment performance, generally six months, the loans are current according to their modified terms and repayment of the remaining contractual payments is expected.  These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  Management analyzes loans individually by classifying the loans as to credit risk.  This analysis includes commercial, commercial real estate and multi-family residential real estate loans.  Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings.  The following definitions are used for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans.  Loans listed as not rated are included in groups of homogeneous loans.  Past due information is the primary credit indicator for groups of homogenous loans.  Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss.

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2019 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2019.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$168,617	$1,424	$605	$170,646
Real estate:
Single-family residential	119,707	-	-	549	120,256
Multi-family residential	-	39,081	-	148	39,229
Commercial:
Non-owner occupied	67	134,466	1,498	4,420	140,451
Owner occupied	-	79,773	2,098	-	81,871
Land	-	25,221	-	-	25,221
Construction	1,855	65,797	-	-	67,652
Consumer:
Home equity lines of credit:
Originated for portfolio	20,681	-	-	54	20,735
Purchased for portfolio	127	-	-	79	206
Other	4,174	-	-	-	4,174
	$146,611	$512,955	$5,020	$5,855	$670,441

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2018 follows.  There were no loans rated doubtful at December 31, 2018.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$123,369	$2,651	$867	$126,887
Real estate:
Single-family residential	118,219	-	-	167	118,386
Multi-family residential	-	47,072	425	154	47,651
Commercial:
Non-owner occupied	76	119,843	1,701	845	122,465
Owner occupied	-	39,747	2,252	1,088	43,087
Land	-	7,883	-	-	7,883
Construction	3,279	58,513	-	-	61,792
Consumer:
Home equity lines of credit:
Originated for portfolio	23,525	-	-	68	23,593
Purchased for portfolio	279	-	-	89	368
Other	5,562	-	-	21	5,583
	$150,940	$396,427	$7,029	$3,299	$557,695

Leases:

The following lists the components of the net investment in direct financing leases (1):

	December 31, 2019	December 31, 2018
Total minimum lease payments to be received	$5,252	$6,045
Less: unearned income	(473)	(642)
Net investment in direct financing leases	$4,779	$5,403

(1)	There were no initial direct costs associated with these leases

The following summarizes the future minimum lease payments receivable in subsequent fiscal years:

2020	$793
2021	793
2022	793
2023	1,563
2024	1,310
$5,252